Income taxes	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Income taxes

Note 2 0	Income taxes

Total income taxes

$ millions, for the year ended October 31	2020	2019	2018 (1)
Consolidated statement of income
Provision for current income taxes
Adjustments for prior years	$(40)	$(125)	$(39)
Current income tax expense	1,366	1,365	1,392
	1,326	1,240	1,353
Provision for deferred income taxes
Adjustments for prior years	37	107	32
Effect of changes in tax rates and laws	4	34	87
Origination and reversal of temporary differences	(269)	(33)	(50)
	(228)	108	69
	1,098	1,348	1,422
OCI	130	22	42
Total comprehensive income	$1,228	$1,370	$1,464

(1)
Excludes loss carryforwards that were recognized directly in retained earnings relating to foreign exchange translation amounts on CIBC’s net investment in foreign operations. These amounts were previously reclassified to retained earnings as part of our transition to IFRS in 2012.

Components of income tax

$ millions, for the year ended October 31	2020	2019	2018
Current income taxes
Federal	$613	$634	$686
Provincial	420	428	467
Foreign	390	226	188
	1,423	1,288	1,341
Deferred income taxes
Federal	(67)	30	54
Provincial	(44)	20	36
Foreign	(84)	32	33
	(195)	82	123
	$1,228	$1,370	$1,464
The combined Canadian federal and provincial income tax rate varies each year according to changes in the statutory rates imposed by each of these jurisdictions, and according to changes in the proportion of our business carried out in each province. We are also subject to Canadian taxation on income of foreign branches.
Earnings of foreign subsidiaries would generally only be subject to Canadian tax when distributed to Canada. Additional Canadian taxes that would be payable if all foreign subsidiaries’ retained earnings were distributed to the Canadian parent as dividends are estimated to be nil.
The effective rates of income tax in the consolidated statement of income are different from the combined Canadian federal and provincial income tax rates as set out in the following table:
Reconciliation of income taxes

$ millions, for the year ended October 31	2020		2019		2018
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$1,291	26.4%	$1,718	26.5%	$1,777	26.5%
Income taxes adjusted for the effect of:
Earnings of foreign subsidiaries	(66)	(1.3)	(214)	(3.3)	(220)	(3.3)
Tax-exempt income	(134)	(2.7)	(131)	(2.0)	(203)	(3.0)
Disposition	–	–	–	–	(1)	–
Changes in income tax rate on deferred tax balances	4	0.1	34	0.5	88	1.3
Impact of equity-accounted income	(18)	(0.4)	(23)	(0.4)	(29)	(0.4)
Other (including Enron settlement)	21	0.4	(36)	(0.5)	10	0.1
Income taxes in the consolidated statement of income	$1,098	22.5%	$1,348	20.8%	$1,422	21.2%

Deferred income taxes
Sources of and movement in deferred tax assets and liabilities
Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Property and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Other	Total assets
2020	Balance at beginning of year before accounting policy changes	$170	$47	$567	$20	$1	$24	$157	$986
	Impact of adopting IFRS 16 at November 1, 2019	–	–	–	–	–	–	(12)	(12)
	Balance at beginning of year after accounting policy changes	170	47	567	20	1	24	145	974
	Recognized in net income	143	(23)	4	33	–	(1)	114	270
	Recognized in OCI	–	–	(18)	–	–	–	–	(18)
	Other (2)	1	15	1	–	–	(4)	(23)	(10)
	Balance at end of year	$314	$39	$554	$53	$1	$19	$236	$1,216
2019	Balance at beginning of year before accounting policy changes	$298	$12	$437	$16	$66	$38	$127	$994
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	–	3	3
	Balance at beginning of year after accounting policy changes	298	12	437	16	66	38	130	997
	Recognized in net income	(124)	14	46	3	(32)	(14)	20	(87)
	Recognized in OCI	–	–	83	–	(50)	–	–	33
	Other (2)	(4)	21	1	1	17	–	7	43
	Balance at end of year	$170	$47	$567	$20	$1	$24	$157	$986
2018	Balance at beginning of year under IAS 39	$245	$69	$559	$47	$124	$18	$107	$1,169
	Impact of adopting IFRS 9 at November 1, 2017	7	–	–	–	20	–	–	27
	Balance at beginning of year under IFRS 9	252	69	559	47	144	18	107	1,196
	Recognized in net income	31	(53)	(45)	(31)	(60)	20	22	(116)
	Recognized in OCI	1	–	(87)	–	(1)	–	–	(87)
	Other (2)	14	(4)	10	–	(17)	–	(2)	1
	Balance at end of year	$298	$12	$437	$16	$66	$38	$127	$994

Deferred tax liabilities
$ millions, for the year ended October 31		Intangible assets	Property and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Other	Total liabilities
2020	Balance at beginning of year before accounting policy changes	$(315)	$(68)	$(9)	$(84)	$(25)	$(6)	$(507)
	Impact of adopting IFRS 16 at November 1, 2019 (3)	–	(39)	–	–	–	–	(39)
	Balance at beginning of year after accounting policy changes	(315)	(107)	(9)	(84)	(25)	(6)	(546)
	Recognized in net income	13	(6)	(5)	(2)	(24)	(18)	(42)
	Recognized in OCI	–	–	(2)	–	(13)	–	(15)
	Other (2)	(3)	1	1	–	(1)	6	4
	Balance at end of year	$(305)	$(112)	$(15)	$(86)	$(63)	$(18)	$(599)
2019	Balance at beginning of year before accounting policy changes	$(287)	$(47)	$(11)	$(85)	$(12)	$6	$(436)
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	(5)	(5)
	Balance at beginning of year after accounting policy changes	(287)	(47)	(11)	(85)	(12)	1	(441)
	Recognized in net income	(16)	(12)	(1)	(1)	(4)	13	(21)
	Recognized in OCI	–	–	(6)	–	–	(1)	(7)
	Other (2)	(12)	(9)	9	2	(9)	(19)	(38)
	Balance at end of year	$(315)	$(68)	$(9)	$(84)	$(25)	$(6)	$(507)
2018	Balance at beginning of year under IFRS 9 (4)	$(329)	$(52)	$(10)	$(93)	$(17)	$29	$(472)
	Recognized in net income	53	–	3	1	3	(13)	47
	Recognized in OCI	–	–	(3)	–	(2)	13	8
	Other (2)	(11)	5	(1)	7	4	(23)	(19)
	Balance at end of year	$(287)	$(47)	$(11)	$(85)	$(12)	$6	$(436)
Net deferred tax assets as at October 31, 2020								$617
Net deferred tax assets as at October 31, 2019								$479
Net deferred tax assets as at October 31, 2018								$558

(1)
The deferred tax effect of tax loss carryforwards includes $19 million (2019: $22 million; 2018: $38 million) that relate to operating losses (of which $13 million relate to Canada, and $6 million relate to the Caribbean) that expire in various years commencing in 2021, and nil (2019: $2 million, 2018: nil) that relate to U.S. capital losses.

(2)	Includes foreign currency translation adjustments.
(3)	Transition impact from the adoption of IFRS 16 at November 1, 2019 is reported net for lease liability and right-of-use assets.
(4)	Transition impact from the adoption of IFRS 9 at November 1, 2017 was nil.
Deferred tax assets and liabilities are assessed by entity for presentation in our consolidated balance sheet. As a result, the net deferred tax assets of $617 million (2019: $479 million) are presented in the consolidated balance sheet as deferred tax assets of $650 million (2019: $517 million) and deferred tax liabilities of $33 million (2019: $38 million).

Unrecognized tax losses
The amount of unused operating tax losses for which deferred tax assets have not been recognized was $1,855 million as at October 31, 2020 (2019: $1,908 million), of which $669 million (2019: $669 million) relates to the U.S. region and $1,186 million (2019: $1,239 million) relates to the Caribbean region. These unused operating tax losses expire within 10 years.
The amount of unused capital tax losses for which deferred tax assets have not been recognized was $611 million as at October 31, 2020 (2019: $611 million). These unused capital tax losses relate to Canada.
U.S. tax reforms
The U.S. Tax Cuts and Jobs Act (U.S. tax reforms) reduced the U.S. federal corporate income tax rate effective in 2018 and introduced other important changes to U.S. corporate income tax laws including a Base Erosion Anti-abuse Tax (BEAT) that subjects certain payments from a U.S. corporation to foreign related parties to additional taxes. The Internal Revenue Service periodically releases proposed and final regulations to implement aspects of the U.S. tax reforms, including BEAT. CIBC continues to evaluate the impact of these regulations on our U.S. operations.
Enron
In prior years, the Canada Revenue Agency (CRA) issued reassessments disallowing the deduction of Enron settlement payments and related legal expenses (the Enron expenses). In January 2019, CIBC entered into a settlement agreement (the Agreement) with the CRA that provides certainty with respect to the portion of the Enron expenses deductible in Canada. The Agreement resulted in the recognition of a net $38 million tax recovery in the first quarter of 2019. This recovery was determined after taking into account taxable refund interest in Canada and also the portion of the Enron expenses that are expected to be deductible in the United States (the U.S. deduction). The U.S. deduction has not been agreed to by the Internal Revenue Service. It is possible that adjustments may be required to the amount of tax benefits recognized in the U.S.
Dividend received deduction
The CRA has reassessed CIBC approximately $1,115 million of additional income tax by denying the tax deductibility of certain 2011 to 2015 Canadian corporate dividends on the basis that they were part of a “dividend rental arrangement”. The dividends that were subject to the reassessments are similar to those prospectively addressed by the rules in the 2015 and 2018 Canadian federal budgets. It is possible that subsequent years may be reassessed for similar activities. CIBC is confident that its tax filing positions were appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the consolidated financial statements.